Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2014
Other Payables and Accrued Expenses [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
6.	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31, 2014	December 31, 2013
Credit card liabilities	$10,393	$11,670
Vacation and Sick Pay accrual	125,394	147,980
Other payables	490,625	168,000
Payroll liabilities	66,731	47,192
Other	92,110	39,050
	$785,253	$413,892

The other payables consist of an accrual for the anticipated judgment liability handed down in the “Citation to Recover Property suit filed against the Company and others”, on March 16, 2015 as disclosed in note 17 below. In the prior year other payables related to the settlement liability owing to Bellows disclosed under Litigation in note 17 below.